Pay vs Performance Disclosure	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding the relationship between executive compensation to our named executive officers (“NEOs”) and Company performance for the fiscal years listed below. In determining “compensation actually paid” to our NEOs, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table, as the valuation methods required by this disclosure differ from those required in reporting the compensation information in the Summary Compensation Table. For our NEOs other than our principal executive officer (“PEO”), compensation is reported as an average. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO (1)		Compensation Actually Paid to PEO (2)(3)		Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (2)(3)	Value of Initial Fixed $100 Investment Based on:		Net Income ($000) (6)	“Core” Diluted Earnings Per Share (7)
	Richard M. Adams	Richard M. Adams, Jr.	Richard M. Adams	Richard M. Adams, Jr.			Total Shareholder Return (4)	Peer Group Shareholder Return (5)

2022	$4,180,867	$2,663,331	$5,150,164	$3,031,307	$1,726,321	$2,044,967	$119.54	$101.92	$379,627	$2.80

2021	$4,629,578	—	$6,285,498	—	$1,769,377	$2,144,686	$103.02	$124.84	$367,738	$2.96

2020	$4,297,546	—	$4,018,078	—	$1,640,500	$1,319,157	$88.54	$89.37	$289,023	$2.76
Footnotes:

(1)
Richard M. Adams was our PEO for 2020, 2021, and from January 1, 2022 until March 31, 2022. Richard M. Adams, Jr. was our PEO for the remainder of 2022 and is our current PEO. The individuals comprising our other NEOs other than the PEO (the
“Non-PEO
NEOs”) for each year presented are listed below.

2020	2021	2022

Richard M. Adams, Jr.	Richard M. Adams, Jr.	James J. Consagra, Jr.

James J. Consagra, Jr.	James J. Consagra, Jr.	W. Mark Tatterson

W. Mark Tatterson	W. Mark Tatterson	Jerold L. Rexroad

Darren K. Williams	Jerold L. Rexroad	Darren K. Williams

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the positive changes in the Change in Pension Value and
Non-Qualified
Deferred Compensation column reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the actuarially determined service cost for services rendered by the executives during the listed year. Any negative pension service costs are excluded from this column.

Year	Summary Compensation Table Total for Richard M. Adams ($)	Exclusion of Change in Pension Value for Richard M. Adams ($)	Exclusion of Stock Awards and Option Awards for Richard M. Adams ($)	Inclusion of Pension Service Cost for Richard M. Adams ($)	Inclusion of Equity Values for Richard M. Adams ($)	Compensation Actually Paid to Richard M. Adams ($)

2022	4,180,867	—	(1,830,487)	—	2,799,784	5,150,164

2021	4,629,578	—	(1,800,000)	13,865	3,442,055	6,285,498

2020	4,297,546	—	(1,518,422)	117,114	1,121,840	4,018,078

Year	Summary Compensation Table Total for Richard M. Adams Jr. ($)	Exclusion of Change in Pension Value for Richard M. Adams Jr. ($)	Exclusion of Stock Awards and Option Awards for Richard M. Adams Jr. ($)	Inclusion of Pension Service Cost for Richard M. Adams Jr. ($)	Inclusion of Equity Values for Richard M. Adams Jr. ($)	Compensation Actually Paid to Richard M. Adams Jr. ($)

2022	2,663,331	—	(727,096)	—	1,095,072	3,031,307

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2022	1,726,321	—	(582,330)	49,002	851,974	2,044,967

2021	1,769,377	(43,355)	(637,992)	48,262	1,008,394	2,144,686

2020	1,640,500	(266,047)	(418,301)	51,560	311,445	1,319,157
The amounts in the Inclusion of Equity Values in the tables above are derived from adding or deducting the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Richard M. Adams ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Richard M. Adams ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Richard M. Adams ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Richard M. Adams ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Richard M. Adams ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Richard M. Adams ($)	Total Inclusion of Equity Values for Richard M. Adams ($)

2022	2,164,204	654,972	—	(19,392)	—	—	2,799,784

2021	2,683,953	405,812	—	352,290	—	—	3,442,055

2020	1,649,861	(210,696)	—	(317,325)	—	—	1,121,840

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Richard M. Adams Jr. ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Richard M. Adams Jr. ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Richard M. Adams Jr. ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Richard M. Adams Jr. ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Richard M. Adams Jr. ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Richard M. Adams Jr. ($)	Total— Inclusion of Equity Values for Richard M. Adams Jr. ($)

2022	859,653	241,944	—	(6,525)	—	—	1,095,072

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total— Average Inclusion of Equity Values for Non-PEO NEOs ($)

2022	688,504	167,257	—	(3,787)	—	—	851,974

2021	831,244	95,233	—	81,917	—	—	1,008,394

2020	454,510	(57,458)	—	(85,607)	—	—	311,445

(4)
The Company’s TSR set forth in the table assumes $100 was invested for the period beginning December 31, 2019 through the end of the listed year in the Company, with reinvestment of dividends. There is no assurance that the Company’s common stock performance will continue in the future with the same or similar trends as depicted in the table.

(5)
The Peer Group TSR set forth in this table utilizes the NASDAQ Bank Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period beginning December 31, 2019 through the end of the listed year in the NASDAQ Bank Index. Historical stock performance is not necessarily indicative of future stock performance.

(6)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(7)
We determined “Core” Diluted Earnings Per Share to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and
Non-PEO
NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years. The “Core” Diluted Earnings Per Share amount for 2022 represents earnings per diluted share reflected in the Company’s audited financial statements in accordance with generally accepted accounting principles (“GAAP”) with no adjustments. The “Core” Diluted Earnings Per Share amount for 2021 and 2020 represents the earnings per diluted share amount adjusted for merger-related expenses, a non-GAAP
measure. A reconciliation of this
non-GAAP
measure is set forth below for 2021 and 2020.

“Core” Diluted Earnings Per Share	For the Year Ended December 31, 2021

(Dollars in thousands)

Net Earnings Allocated to Common Shareholders (GAAP) (a)	$366,696

Plus: Merger-related expense, net of tax	17,017

“Core” Net Earnings Allocated to Common Shareholders (non-GAAP) (b)	$383,713

Average Diluted Shares Outstanding (GAAP) (c)	129,512,853

Earnings Per Diluted Common Share (GAAP) [(a)/(c)]	$2.83

“Core” Diluted Earnings Per Share (non-GAAP) [(b)/(c)]	$2.96

“Core” Diluted Earnings Per Share	For the Year Ended December 31, 2020

(Dollars in thousands)

Net Earnings Allocated to Common Shareholders (GAAP) (a)	$288,282

Plus: Merger-related expense, net of tax	43,577

“Core” Net Earnings Allocated to Common Shareholders (non-GAAP) (b)	$331,859

Average Diluted Shares Outstanding (GAAP) (c)	120,090,232

Earnings Per Diluted Common Share (GAAP) [(a)/(c)]	$2.40

“Core” Diluted Earnings Per Share (non-GAAP) [(b)/(c)]	$2.76

Company Selected Measure Name			“Core” Diluted Earnings Per Share
Named Executive Officers, Footnote [Text Block]

2020	2021	2022

Richard M. Adams, Jr.	Richard M. Adams, Jr.	James J. Consagra, Jr.

James J. Consagra, Jr.	James J. Consagra, Jr.	W. Mark Tatterson

W. Mark Tatterson	W. Mark Tatterson	Jerold L. Rexroad

Darren K. Williams	Jerold L. Rexroad	Darren K. Williams

Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR set forth in this table utilizes the NASDAQ Bank Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
			included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period beginning December 31, 2019 through the end of the listed year in the NASDAQ Bank Index. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the positive changes in the Change in Pension Value and
Non-Qualified
Deferred Compensation column reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the actuarially determined service cost for services rendered by the executives during the listed year. Any negative pension service costs are excluded from this column.

Year	Summary Compensation Table Total for Richard M. Adams ($)	Exclusion of Change in Pension Value for Richard M. Adams ($)	Exclusion of Stock Awards and Option Awards for Richard M. Adams ($)	Inclusion of Pension Service Cost for Richard M. Adams ($)	Inclusion of Equity Values for Richard M. Adams ($)	Compensation Actually Paid to Richard M. Adams ($)

2022	4,180,867	—	(1,830,487)	—	2,799,784	5,150,164

2021	4,629,578	—	(1,800,000)	13,865	3,442,055	6,285,498

2020	4,297,546	—	(1,518,422)	117,114	1,121,840	4,018,078

Year	Summary Compensation Table Total for Richard M. Adams Jr. ($)	Exclusion of Change in Pension Value for Richard M. Adams Jr. ($)	Exclusion of Stock Awards and Option Awards for Richard M. Adams Jr. ($)	Inclusion of Pension Service Cost for Richard M. Adams Jr. ($)	Inclusion of Equity Values for Richard M. Adams Jr. ($)	Compensation Actually Paid to Richard M. Adams Jr. ($)

2022	2,663,331	—	(727,096)	—	1,095,072	3,031,307

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2022	1,726,321	—	(582,330)	49,002	851,974	2,044,967

2021	1,769,377	(43,355)	(637,992)	48,262	1,008,394	2,144,686

2020	1,640,500	(266,047)	(418,301)	51,560	311,445	1,319,157
The amounts in the Inclusion of Equity Values in the tables above are derived from adding or deducting the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Richard M. Adams ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Richard M. Adams ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Richard M. Adams ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Richard M. Adams ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Richard M. Adams ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Richard M. Adams ($)	Total Inclusion of Equity Values for Richard M. Adams ($)

2022	2,164,204	654,972	—	(19,392)	—	—	2,799,784

2021	2,683,953	405,812	—	352,290	—	—	3,442,055

2020	1,649,861	(210,696)	—	(317,325)	—	—	1,121,840

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Richard M. Adams Jr. ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Richard M. Adams Jr. ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Richard M. Adams Jr. ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Richard M. Adams Jr. ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Richard M. Adams Jr. ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Richard M. Adams Jr. ($)	Total— Inclusion of Equity Values for Richard M. Adams Jr. ($)

2022	859,653	241,944	—	(6,525)	—	—	1,095,072

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total— Average Inclusion of Equity Values for Non-PEO NEOs ($)

2022	688,504	167,257	—	(3,787)	—	—	851,974

2021	831,244	95,233	—	81,917	—	—	1,008,394

2020	454,510	(57,458)	—	(85,607)	—	—	311,445

Non-PEO NEO Average Total Compensation Amount			$ 1,726,321	$ 1,769,377	$ 1,640,500
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,044,967	2,144,686	1,319,157
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the positive changes in the Change in Pension Value and
Non-Qualified
Deferred Compensation column reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the actuarially determined service cost for services rendered by the executives during the listed year. Any negative pension service costs are excluded from this column.

Year	Summary Compensation Table Total for Richard M. Adams ($)	Exclusion of Change in Pension Value for Richard M. Adams ($)	Exclusion of Stock Awards and Option Awards for Richard M. Adams ($)	Inclusion of Pension Service Cost for Richard M. Adams ($)	Inclusion of Equity Values for Richard M. Adams ($)	Compensation Actually Paid to Richard M. Adams ($)

2022	4,180,867	—	(1,830,487)	—	2,799,784	5,150,164

2021	4,629,578	—	(1,800,000)	13,865	3,442,055	6,285,498

2020	4,297,546	—	(1,518,422)	117,114	1,121,840	4,018,078

Year	Summary Compensation Table Total for Richard M. Adams Jr. ($)	Exclusion of Change in Pension Value for Richard M. Adams Jr. ($)	Exclusion of Stock Awards and Option Awards for Richard M. Adams Jr. ($)	Inclusion of Pension Service Cost for Richard M. Adams Jr. ($)	Inclusion of Equity Values for Richard M. Adams Jr. ($)	Compensation Actually Paid to Richard M. Adams Jr. ($)

2022	2,663,331	—	(727,096)	—	1,095,072	3,031,307

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2022	1,726,321	—	(582,330)	49,002	851,974	2,044,967

2021	1,769,377	(43,355)	(637,992)	48,262	1,008,394	2,144,686

2020	1,640,500	(266,047)	(418,301)	51,560	311,445	1,319,157
The amounts in the Inclusion of Equity Values in the tables above are derived from adding or deducting the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Richard M. Adams ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Richard M. Adams ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Richard M. Adams ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Richard M. Adams ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Richard M. Adams ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Richard M. Adams ($)	Total Inclusion of Equity Values for Richard M. Adams ($)

2022	2,164,204	654,972	—	(19,392)	—	—	2,799,784

2021	2,683,953	405,812	—	352,290	—	—	3,442,055

2020	1,649,861	(210,696)	—	(317,325)	—	—	1,121,840

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Richard M. Adams Jr. ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Richard M. Adams Jr. ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Richard M. Adams Jr. ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Richard M. Adams Jr. ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Richard M. Adams Jr. ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Richard M. Adams Jr. ($)	Total— Inclusion of Equity Values for Richard M. Adams Jr. ($)

2022	859,653	241,944	—	(6,525)	—	—	1,095,072

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total— Average Inclusion of Equity Values for Non-PEO NEOs ($)

2022	688,504	167,257	—	(3,787)	—	—	851,974

2021	831,244	95,233	—	81,917	—	—	1,008,394

2020	454,510	(57,458)	—	(85,607)	—	—	311,445

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our “Core” Diluted Earnings Per Share during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]			The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the NASDAQ Bank Index over the same period.
Tabular List [Table Text Block]
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2022 to Company performance. The measures in this table are not ranked.

Financial Performance Measures

Earnings Per Share

Return on Average Assets

Non-Performing Assets Ratio

Total Shareholder Return Amount			$ 119.54	103.02	88.54
Peer Group Total Shareholder Return Amount			101.92	124.84	89.37
Net Income (Loss)			$ 379,627,000	$ 367,738,000	$ 289,023,000
Company Selected Measure Amount			2.8	2.96	2.76
PEO Name	Richard M. Adams	Richard M. Adams, Jr.		Richard M. Adams	Richard M. Adams
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Earnings Per Share
Non-GAAP Measure Description [Text Block]
(7)
We determined “Core” Diluted Earnings Per Share to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and
Non-PEO
NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years. The “Core” Diluted Earnings Per Share amount for 2022 represents earnings per diluted share reflected in the Company’s audited financial statements in accordance with generally accepted accounting principles (“GAAP”) with no adjustments. The “Core” Diluted Earnings Per Share amount for 2021 and 2020 represents the earnings per diluted share amount adjusted for merger-related expenses, a non-GAAP
measure. A reconciliation of this
non-GAAP
measure is set forth below for 2021 and 2020.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Return on Average Assets
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Non-Performing Assets Ratio
Richard M. Adams [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 4,180,867	$ 4,629,578	$ 4,297,546
PEO Actually Paid Compensation Amount			5,150,164	6,285,498	4,018,078
Richard M. Adams, Jr. [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			2,663,331
PEO Actually Paid Compensation Amount			3,031,307
PEO [Member] | Richard M. Adams [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,830,487)	(1,800,000)	(1,518,422)
PEO [Member] | Richard M. Adams [Member] | Inclusion of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				13,865	117,114
PEO [Member] | Richard M. Adams [Member] | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year in Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,164,204	2,683,953	1,649,861
PEO [Member] | Richard M. Adams [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards in Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			654,972	405,812	(210,696)
PEO [Member] | Richard M. Adams [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year in Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(19,392)	352,290	(317,325)
PEO [Member] | Richard M. Adams [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,799,784	3,442,055	1,121,840
PEO [Member] | Richard M. Adams, Jr. [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(727,096)
PEO [Member] | Richard M. Adams, Jr. [Member] | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year in Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			859,653
PEO [Member] | Richard M. Adams, Jr. [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards in Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			241,944
PEO [Member] | Richard M. Adams, Jr. [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year in Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(6,525)
PEO [Member] | Richard M. Adams, Jr. [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,095,072
Non-PEO NEO [Member] | Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(43,355)	(266,047)
Non-PEO NEO [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(582,330)	(637,992)	(418,301)
Non-PEO NEO [Member] | Inclusion of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			49,002	48,262	51,560
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year in Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			688,504	831,244	454,510
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards in Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			167,257	95,233	(57,458)
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year in Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,787)	81,917	(85,607)
Non-PEO NEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 851,974	$ 1,008,394	$ 311,445